Details of Significant Accounts - Current financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Financial assets mandatorily measured at fair value through profit and loss	$ 0	$ 2,746
Financial assets mandatorily measured at fair value through profit and loss	$ 51	$ 0	$ 0